Reverse Recapitalization	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Reverse Recapitalization [Abstract]
Reverse Recapitalization

Note 4 - Reverse Recapitalization

Upon the consummation of the Business Combination, the following transactions were completed, based on the Company’s capitalization as of March 14, 2024:

(i)	All Energem public shares of 5,387, and all Energem founder shares of 56,718 remained outstanding.

(ii)	46,000 shares to Energem’s financial advisor

(iii)	All 41,668 issued and outstanding shares of Graphjet were converted into 2,295,833 shares

(iv)	3,375 shares to underwriter in connection with the Transactions.

The following table presents the number of the Company’s ordinary shares issued and outstanding immediately following the Reverse Recapitalization (as defined below):

Ordinary
Share
Energem’s ordinary shares outstanding prior to Reverse Recapitalization	73,844
Less: redemption of Energem’s ordinary shares	(11,739)
Ordinary shares issued to underwriter	3,375
Ordinary shares issued to financial advisor	46,000
Total ordinary shares issued upon completion of reverse recapitalization	111,480
Conversion of Graphjet’s ordinary shares	2,295,833
Total ordinary shares issued and outstanding upon completion of reverse recapitalization	2,407,313

Graphjet was determined to be the accounting acquirer given Graphjet effectively controlled the combined entity after the Transactions. The transaction is accounted for as a reverse recapitalization (“Reverse Recapitalization”), which is equivalent to the issuance of ordinary shares by Graphjet for the net monetary assets of Energem, accompanied by a recapitalization. Graphjet is determined as the accounting acquirer and the historical financial statements of Graphjet became the Company’s historical financial statements, with retrospective adjustments to give effect of the Reverse Recapitalization. The net assets of Energem were recognized as of the closing date at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of Graphjet and Graphjet’s operations are the only ongoing operations of the Company.

In connection with the Reverse Recapitalization, the Company raised approximately $1,200 of proceeds, presented as cash flows from financing activities.

The following table reconcile the elements of the Reverse Recapitalization to the consolidated statements of cash flows and the changes in shareholders’ deficit:

March 14,
2024
Funds held in Energem’s trust account	$3,760,259
Funds held in Energem’s operating cash account	1,231
Less: payments of transaction costs incurred by Energem	(3,760,259)
Proceeds from the Reverse Recapitalization	1,231
Less: non-cash net deficit assumed from Energem	(3,474,995)
Net distributions from issuance of ordinary shares upon the Reverse Recapitalization	$(3,473,764)

The shares and corresponding capital amounts and all per share data related to Graphjet’s outstanding ordinary share prior to the Reverse Recapitalization have been retroactively adjusted using the Exchange Ratio of 55.1.

Note 4 - Reverse Recapitalization

Upon the consummation of the Business Combination, the following transactions were completed, based on the Company’s capitalization as of March 14, 2024:

(i)	All Energem public shares of 323,231, and all Energem founder shares of 3,403,075 remained outstanding.

(ii)	2,760,000 shares to Energem’s financial advisor

(iii)	All 2,500,100 issued and outstanding shares of Graphjet were converted into 137,750,000 shares

(iv)	202,500 shares to underwriter in connection with the Transactions.

The following table presents the number of the Company’s ordinary shares issued and outstanding immediately following the Reverse Recapitalization (as defined below):

Ordinary
Share
Energem’s ordinary shares outstanding prior to Reverse Recapitalization	4,430,622
Less: redemption of Energem’s ordinary shares	(704,316)
Ordinary shares issued to underwriter	202,500
Ordinary shares issued to financial advisor	2,760,000
Total ordinary shares issued upon completion of reverse recapitalization	6,688,806
Conversion of Graphjet’s ordinary shares	137,750,000
Total ordinary shares issued and outstanding upon completion of reverse recapitalization	144,438,806

Graphjet was determined to be the accounting acquirer given Graphjet effectively controlled the combined entity after the Transactions. The transaction is accounted for as a reverse recapitalization (“Reverse Recapitalization”), which is equivalent to the issuance of ordinary shares by Graphjet for the net monetary assets of Energem, accompanied by a recapitalization. Graphjet is determined as the accounting acquirer and the historical financial statements of Graphjet became the Company’s historical financial statements, with retrospective adjustments to give effect of the Reverse Recapitalization. The net assets of Energem were recognized as of the closing date at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of Graphjet and Graphjet’s operations are the only ongoing operations of the Company.

In connection with the Reverse Recapitalization, the Company raised approximately $1,200 of proceeds, presented as cash flows from financing activities, which included the contribution of approximately $3.8 million of funds held in Energem’s trust account, approximately $1,200 cash held in Energem’s operating cash account, and payments of approximately $3.8 million in transaction costs incurred by Energem.

The following table reconcile the elements of the Reverse Recapitalization to the consolidated statements of cash flows and the changes in shareholders’ deficit:

March 14,
2024
Funds held in Energem’s trust account	$3,760,259
Funds held in Energem’s operating cash account	1,231
Less: payments of transaction costs incurred by Energem	(3,760,259)
Proceeds from the Reverse Recapitalization	1,231
Less: non-cash net deficit assumed from Energem	(3,474,995)
Net distributions from issuance of ordinary shares upon the Reverse Recapitalization	$(3,473,764)

The shares and corresponding capital amounts and all per share data related to Graphjet’s outstanding ordinary share prior to the Reverse Recapitalization have been retroactively adjusted using the Exchange Ratio of 55.1.